Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	Rosetta Genomics Ltd.
Entity Central Index Key	0001362959
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Trading Symbol	ROSG
Entity Common Stock, Shares Outstanding	1,843,537